U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

April 16, 2003


VIA EDGAR TRANSMISSION


United States Securities and Exchange Commission
Division of Investment Management
450 5th Street, N.W.
Washington, D.C. 20549-1004

         Re:   Advisors Series Trust (the "Trust")
               File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, The Avatar Advantage Balanced Fund and The Avatar Advantage Equity Allocation Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 8, 2003 and filed electronically as Post-Effective Amendment No. 116 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett
-------------------

Chad E. Fickett, Esq.


Enclosures